Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,260,301)	$ (1,688,153)
Adjustments to reconcile net loss to net cash used in operating activities:
Write-downs for inventories	121,385	106,113
Depreciation and amortization	6,532	595
Amortization of right-of-use asset	63,479	65,486
Changes in operating assets and liabilities:
Accounts receivable	10,487	24,172
Inventories	106,622	282,196
Prepaid expenses and other current assets	(156,449)	15,060
Other non-current assets	(34,471)	(2,018)
Accounts payable	(1,955)	1,885
Contract liabilities	(5,591)	(10,521)
Accrued expenses and other current liabilities	314,667	88,764
Lease liability	(58,969)	(60,761)
Amount due to a related party	18,858	3,090
Net cash used in operating activities	(1,875,706)	(1,174,092)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(4,046)	(4,574)
Purchase of intangible assets	(66,291)	(2,051)
Net cash used in investing activities	(70,337)	(6,625)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	834,689
Proceeds from long-term borrowings		336,359
Proceeds from loans provided by a related party	2,780,350
Repayment of loans provided by a related party	(192,621)
Payments for deferred offering cost	(2,342,327)	(500,000)
Repayments of long-term borrowings	(252,939)	(401,209)
Issuance of new shares	1,325,792	1,972,324
Net cash provided by financing activities	2,152,944	1,407,474
Effect of exchange rate changes on cash and cash equivalents	(140,225)	(30,699)
Net increase in cash and cash equivalents	66,676	196,058
Cash and cash equivalents, at beginning of the year	284,303	88,245
Cash and cash equivalents, at end of the year	350,979	284,303
Supplemental disclosures of cash flow information:
Income tax paid
Interest expense paid	$ 51,054	$ 50,466